SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 337,977	$ (2,048,347)	$ (713,302)	$ (133,332)	$ (1,039,994)	$ (986,487)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Income tax benefit at statutory rate	$ (43,330)	$ (337,977)	$ (117,695)	$ (22,000)	$ (171,599)	$ (162,770)
Items not subject to taxes			(54,410)	(7,799)	(60,838)	(124,491)
Items not deductible from tax	1,671	13,036				96
Property and equipment			(2,154)	519	4,052	(8,100)
Valuation allowance	41,659	324,941	174,259	29,280	228,385	295,265
Under provision of prior years				322	2,509
Income tax expense				$ 322	$ 2,509